Note 30 - Nationalization of Venezuelan Subsidiaries (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Dec. 12, 2016	Jan. 29, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total trade and other non-current receivables			$ 151,905	$ 183,329
VENEZUELA
Statement Line Items [Line Items]
Total trade and other non-current receivables			49,000
Matesi Materiales Siderúrgicos S.A [member] | VENEZUELA
Statement Line Items [Line Items]
Nationalization of subsidiaries, compensation award not including pre-award interest		$ 87,300
Nationalization of subsidiaries, pre-award interest		85,500
Nationalization of subsidiaries, compensation award including pre-award interest		$ 172,800
Nationalization of subsidiaries, post-award interest rate		9.00%
Nationalization of subsidiaries, compensation award post-award interest			50,000
Tavsa and Comsigua [member] | VENEZUELA
Statement Line Items [Line Items]
Nationalization of subsidiaries, compensation award including pre-award interest	$ 137,000
Nationalization of subsidiaries, reimbursement of legal fees	$ 3,300
Nationalization of subsidiaries, basis spread on variable rate	4.00%
Interest receivable			$ 102,000